INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit losses	¥ 12,883	¥ 8,183
Impairment of long-lived assets	954,531	651,752
Government subsidy	7,760	7,062
Accrued expenses	92,603	108,303
Asset retirement obligation	28,985	27,422
Operating lease liabilities	321,475	342,036
Finance lease and other financing obligations	1,339,708	1,423,607
Net operating losses carry forwards	1,259,651	1,281,372
Consideration receivables from the ABS	106,217
Other non-current assets	37,183	38,472
Other non-current liabilities		6,271
Total gross deferred tax assets	4,160,996	3,894,480
Valuation allowance on deferred tax assets	(2,316,257)	(1,926,197)	¥ (1,849,408)	¥ (1,104,859)
Deferred tax assets, net of valuation allowance	1,844,739	1,968,283
Deferred tax liabilities:
Accounts receivable	(1,689)	(16,481)
Property and equipment	(1,486,386)	(1,616,276)
Intangible assets	(78,005)	(128,563)
Prepaid land use rights	(1,371)	(1,411)
Operating lease right-of-use assets	(995,343)	(1,047,918)
Long-term investments in equity investees	(21,111)
Other current assets	(14,041)	(17,091)
Total deferred tax liabilities	(2,597,946)	(2,827,740)
Net deferred tax liabilities	(753,207)	(859,457)
Analysis as:
Deferred tax assets	391,219	381,274
Deferred tax liabilities	(1,144,426)	(1,240,731)
Net deferred tax liabilities	¥ (753,207)	¥ (859,457)